FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments
Categories of financial instruments

	Carrying amount		Fair value
	December 31,		December 31,
	2022	2021	2022	2021
	(In thousands of US$)
Financial assets
Measured at amortized cost:
Current
Cash	47,689	21,943	47,689	21,943
Trade and other receivables	10,543	10,527	10,543	10,527
Non-current
Trade and other receivables	1,671	1,925	1,671	1,925
Non-current financial assets	3,149	3,156	3,149	3,156
Security Deposits	10,910	9,773	10,910	9,773
Total financial assets	73,962	47,324	73,962	47,324
Financial and lease liabilities Measured at amortized cost:
Current
Loans payable	(37,678)	(19,458)	(37,678)	(19,458)
Lease liabilities	(59,115)	(45,660)	(59,115)	(45,660)
Trade payables and other liabilities	(81,526)	(50,066)	(81,526)	(50,066)
Non-current
Loan payable, net of current portion	(97,996)	(129,714)	(97,996)	(130,735)
Convertible Note	—	(97,316)	—	(142,317)
Lease liabilities, net of current portion	(469,745)	(348,972)	(469,745)	(348,972)
Accounts payable from related parties	—	(3,472)	—	(3,472)
Measured at fair value through profit or loss:
Current
Derivative financial instruments (warrants and conversion option on convertible note)	(1,481)	(82,999)	(1,481)	(82,999)
Derivative financial instruments (convert features and prepayment option on the Term Loan Note and put and call options)	(1,216)	(15,882)	(1,216)	(15,882)
Convertible Note	(7,914)	—	(7,914)	—
Non-Current
Convertible Note	(39,182)	—	(39,182)	—
Total financial and lease liabilities	(795,853)	(793,539)	(795,853)	(839,561)

Disclosure of maturity profile of the Group's financial liabilities
The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments (including interest payments):

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	> 4 years	Total
	(In thousands of US$)
December 31, 2022
Loans payable	46,380	22,993	16,722	18,032	93,632	197,759
Lease liabilities	59,115	55,049	55,417	55,742	780,126	1,005,449
Trade payables and other liabilities	49,343	—	—	—	—	49,343
Accounts payable to related parties	—	—	—	—	—	—
Convertible loans	8,948	8,850	8,850	156,350	—	182,998
	163,786	86,892	80,989	230,124	873,758	1,435,549
December 31, 2021
Loans payable	22,685	80,437	8,032	9,089	81,097	201,340
Lease liabilities	45,660	45,274	42,993	42,745	607,558	784,230
Trade payables and other liabilities	31,124	—	—	—	—	31,124
Accounts payable to related parties	—	—	—	—	3,472	3,472
Convertible loans	—	176,448	—	—	—	176,448
	99,469	302,159	51,025	51,834	692,127	1,196,614